Significant accounting policies (Narrative) (Details)	1 Months Ended	12 Months Ended
	Apr. 23, 2013	Dec. 31, 2021
PBJL Energy Corporation [Member]
Significant Accounting Policies [Line Items]
Ownership interest in subsidiary	33.00%	100.00%
Bottom of range [member]
Significant Accounting Policies [Line Items]
Voting rights held in associate		20.00%
Top of range [member]
Significant Accounting Policies [Line Items]
Voting rights held in associate		50.00%